Long-term Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Long-term Investments
Investments made/transferred from prepayments	$ 278,968	$ 258,350	$ 375,620
Cost Method
Long-term Investments
Investments made/transferred from prepayments	96,768	134,925	268,734
Cost Method | Private companies
Long-term Investments
Investments made/transferred from prepayments	96,800	134,900	268,700
Cost Method | Yixia Tech
Long-term Investments
Investments made/transferred from prepayments			100,000
Cost Method | Wuta application
Long-term Investments
Fair value change loss for equity interest previously held by Group immediately before step acquisition	27,600
Investment fund invested	39,500
Cost Method | A financing guarantee company
Long-term Investments
Investments made/transferred from prepayments		46,800
Cost Method | A commercial search business
Long-term Investments
Investments made/transferred from prepayments		30,600
Cost Method | A company providing consumer finance services
Long-term Investments
Investments made/transferred from prepayments	20,000
Equity Method
Long-term Investments
Investments made/transferred from prepayments	$ 182,200	92,925	$ 91,869
Equity Method | A company providing consumer finance services
Long-term Investments
Investments made/transferred from prepayments		$ 57,400